Structured Entities - Summary of Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Trading assets	$ 100,262	[1]	$ 98,464
Investment securities	78,396	[1]	69,269
Total assets	998,493	[1]	915,273
Deposits - Business and government	422,002	[1]	384,988
Derivative financial instruments	37,967	[1]	34,200
Total liabilities	930,813	[1]	853,648
Canadian multi-seller Conduits that the bank administers [Member]
Disclosure of unconsolidated structured entities [line items]
Total assets (on structured entity's financial statements)	3,216		3,127
Trading assets	3
Total assets	3
Derivative financial instruments	6		6
Total liabilities	6		6
Bank's maximum exposure to loss	3,219		3,127
Structured finance entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets (on structured entity's financial statements)	4,488		3,991
Trading assets			5
Investment securities	1,054		1,091
Loans	978		731
Total assets	2,032		1,827
Bank's maximum exposure to loss	2,032		1,827
Capital funding vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Total assets (on structured entity's financial statements)	1,520		1,520
Investment securities	17		15
Loans	45		40
Total assets	62		55
Deposits - Business and government	1,458		1,465
Total liabilities	1,458		1,465
Bank's maximum exposure to loss	62		55
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets (on structured entity's financial statements)	9,224		8,638
Trading assets	3		5
Investment securities	1,071		1,106
Loans	1,023		771
Total assets	2,097		1,882
Deposits - Business and government	1,458		1,465
Derivative financial instruments	6		6
Total liabilities	1,464		1,471
Bank's maximum exposure to loss	$ 5,313		$ 5,009

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).